Summary of Shares Outstanding Under Share Based Incentive Plans (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) shares Stock_Unit Year $ / shares	Dec. 31, 2016 USD ($) shares Stock_Unit $ / shares	Dec. 31, 2015 $ / shares
Equity-Settled Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Ending balance | shares	195,743
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	3,129,039	2,896,818
Granted	1,343,669	1,911,200
Redeemed	(1,404,271)	(1,311,580)
Forfeitures	(271,579)	(367,399)
Ending balance	2,796,858	3,129,039
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	6,493,798	4,898,455
Granted	828,400	3,443,600
Redeemed	(1,325,692)	(1,136,720)
Forfeitures	(270,247)	(711,537)
Ending balance	5,726,259	6,493,798
Share Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	253,376	343,132
Forfeitures	(117,207)	(89,756)
Ending balance	136,169	253,376
Weighted Average Exercise Price, Beginning balance | $	$ 15.47	$ 15.93
Weighted Average Exercise Price, Forfeited | $	15.75	17.22
Weighted Average Exercise Price, Ending balance | $	$ 15.22	$ 15.47
Exercisable, Beginning balance | shares	253,376	343,132
Exercisable, Ending balance | shares	136,169	253,376
Share Appreciation Rights [Member] | 15.22 - 15.79 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number | shares	136,169
Weighted average exercise price | $	$ 15.22
Weighted average remaining contractual life | Year	0.16
Share Appreciation Rights [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price | $ / shares	$ 15.22	$ 15.22	$ 15.22
Range of Exercise Price, Forfeited | $ / shares	15.22	15.22
Share Appreciation Rights [Member] | Bottom of Range [Member] | 15.22 - 15.79 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price | $ / shares	15.22
Share Appreciation Rights [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price | $ / shares	15.22	15.79	$ 17.38
Range of Exercise Price, Forfeited | $ / shares	17.38	$ 13.26
Share Appreciation Rights [Member] | Top of Range [Member] | 15.22 - 15.79 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price | $ / shares	$ 15.79
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance | shares	621,821	428,028
Granted | shares	331,456	193,793
Ending balance | shares	953,277	621,821
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted | shares	1,159,000
Ending balance | shares	1,159,000
Weighted Average Exercise Price, Ending balance | $	$ 6.00
Weighted Fair Value, Granted | $	$ 6.00